Note 10 - Deposits (Details) - Interest Expense on Deposits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Expense on Deposits [Abstract]
Interest bearing checking accounts	$ 266	$ 231
Money market accounts	124	133
Savings and certificate accounts	3,988	6,044
Early withdrawal penalties	(56)	(57)
Total	$ 4,322	$ 6,351